Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the "Fund")

Supplement dated May 29, 2020

to the Fund's Class I and Class P shares Prospectus, Class P3 shares Prospectus,

and Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses")

each dated February 28, 2020

On May 14, 2020, the Fund's Board of Trustees (the "Board") approved the removal of Lazard Asset Management LLC ("Lazard") as one of the sub-advisers to the Fund effective on or about July 27, 2020. Currently, Baillie Gifford Overseas Limited ("Baillie"), Polaris Capital Management, LLC ("Polaris"), Wellington Management Company LLP ("Wellington") and Lazard each manage a portion of the Fund's assets. From the close of business July 27, 2020, the Fund's assets currently managed by Lazard will be allocated between Baillie, Polaris and Wellington. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about July 27, 2020, the Fund's Prospectuses are revised as follows:

1.	The fifth paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

Baillie Gifford Overseas Limited ("BG Overseas"), Polaris Capital Management, LLC ("Polaris") and Wellington Management Company LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub- Adviser.

2.	Paragraph ten regarding Lazard Asset Management LLC in the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

3.	The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

4.	The third paragraph in the section entitled "Performance Information" of the Fund's Class I and Class P shares Prospectus is deleted in its entirety and replaced with the following:

On July 27, 2020, a sub-adviser (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed. On January 20, 2017, Polaris Capital Management, LLC and Wellington Management Company LLP were added as additional sub-advisers and J.P. Morgan Investment management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. On July 1, 2013, J.P. Morgan Investment Management Inc. and Lazard Asset Management LLC were added as additional sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

5.	The second paragraph of the Fund's Class P3 shares Prospectus, is deleted in its entirety and replaced with the following:

On July 27, 2020, a sub-adviser (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed. On January 20, 2017, Polaris Capital Management, LLC and Wellington Management Company LLP were added as additional sub-advisers and J.P. Morgan Investment management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. On July 1, 2013, J.P. Morgan Investment Management Inc. and Lazard Asset Management LLC were added as additional sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

Voya Multi-Manager International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the "Fund")

Supplement dated May 29, 2020

to the Fund's Class I and Class P shares Prospectus, Class P3 shares Prospectus,

and Summary Prospectuses

(each a "Prospectus" and collectively the "Prospectuses")

each dated February 28, 2020

On May 14, 2020, the Fund's Board of Trustees (the "Board") approved the removal of Lazard Asset Management LLC ("Lazard") as one of the sub-advisers to the Fund effective on or about July 27, 2020. Currently, Baillie Gifford Overseas Limited ("Baillie"), Polaris Capital Management, LLC ("Polaris"), Wellington Management Company LLP ("Wellington") and Lazard each manage a portion of the Fund's assets. From the close of business July 27, 2020, the Fund's assets currently managed by Lazard will be allocated between Baillie, Polaris and Wellington. During this time, the Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund's shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective on or about July 27, 2020, the Fund's Prospectuses are revised as follows:

1.	The fifth paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted and replaced with the following:

Baillie Gifford Overseas Limited ("BG Overseas"), Polaris Capital Management, LLC ("Polaris") and Wellington Management Company LLP ("Wellington Management") (each a "Sub-Adviser" and collectively "Sub-Advisers") provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Fund's investment adviser will determine the amount of Fund assets allocated to each Sub- Adviser.

2.	Paragraph ten regarding Lazard Asset Management LLC in the section entitled "Principal Investment Strategies" of the Fund's Prospectuses is deleted in its entirety.

3.	The section entitled "Principal Risks" of the Fund's Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.

4.	The third paragraph in the section entitled "Performance Information" of the Fund's Class I and Class P shares Prospectus is deleted in its entirety and replaced with the following:

On July 27, 2020, a sub-adviser (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed. On January 20, 2017, Polaris Capital Management, LLC and Wellington Management Company LLP were added as additional sub-advisers and J.P. Morgan Investment management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. On July 1, 2013, J.P. Morgan Investment Management Inc. and Lazard Asset Management LLC were added as additional sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

5.	The second paragraph of the Fund's Class P3 shares Prospectus, is deleted in its entirety and replaced with the following:

On July 27, 2020, a sub-adviser (which served as a sub-adviser from July 1, 2013 to July 27, 2020) was removed. On January 20, 2017, Polaris Capital Management, LLC and Wellington Management Company LLP were added as additional sub-advisers and J.P. Morgan Investment management Inc. (which served as a sub-adviser from July 1, 2013 to January 20, 2017) and T. Rowe Price Associates, Inc. (which served as a sub-adviser from December 15, 2010 to January 20, 2017) were removed as sub-advisers. On July 1, 2013, J.P. Morgan Investment Management Inc. and Lazard Asset Management LLC were added as additional sub-advisers. These changes to the sub-advisers resulted in a change to the Fund's principal investment strategies. If the Fund's current sub-advisers and strategies had been in place for the prior period, the performance information shown would have been different. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.